Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	205	95.79%
Delinquency, No Missing Data	9	4.21%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	214	100.00%